Quarterly Report
November 30, 2022
MFS®  Value Fund
EIF-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 7.2%
General Dynamics Corp.	3,943,628	$995,332,271
Honeywell International, Inc.	6,875,687	1,509,557,081
Northrop Grumman Corp.	2,877,919	1,534,765,423
Raytheon Technologies Corp.	4,043,305	399,155,070
		$4,438,809,845
Alcoholic Beverages – 1.4%
Diageo PLC	18,568,282	$862,783,842
Brokerage & Asset Managers – 4.9%
BlackRock, Inc.	1,184,137	$847,842,092
Citigroup, Inc.	13,386,816	648,055,762
KKR & Co., Inc.	6,574,817	341,364,499
NASDAQ, Inc.	17,248,387	1,180,824,574
		$3,018,086,927
Business Services – 3.1%
Accenture PLC, “A”	3,937,000	$1,184,761,410
Equifax, Inc.	3,645,300	719,472,861
		$1,904,234,271
Cable TV – 3.3%
Charter Communications, Inc., “A” (a)	1,684,819	$659,252,826
Comcast Corp., “A”	36,659,237	1,343,194,444
		$2,002,447,270
Chemicals – 1.5%
PPG Industries, Inc.	6,664,304	$901,147,187
Construction – 2.2%
Masco Corp.	7,057,959	$358,403,158
Otis Worldwide Corp.	2,386,089	186,329,690
Sherwin-Williams Co.	2,727,850	679,725,663
Stanley Black & Decker, Inc.	1,837,928	150,195,476
		$1,374,653,987
Consumer Products – 1.7%
International Flavors & Fragrances, Inc.	2,215,593	$234,454,051
Kimberly-Clark Corp.	3,776,468	512,202,355
Reckitt Benckiser Group PLC	3,823,317	276,619,123
		$1,023,275,529
Electrical Equipment – 1.5%
Johnson Controls International PLC	13,768,004	$914,746,186
Electronics – 5.4%
Analog Devices, Inc.	2,700,844	$464,302,092
KLA Corp.	1,896,385	745,563,763
NXP Semiconductors N.V.	3,383,244	594,909,625
Texas Instruments, Inc.	8,435,562	1,522,281,518
		$3,327,056,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.7%
ConocoPhillips	10,778,936	$1,331,306,385
EOG Resources, Inc.	4,290,473	608,946,833
Pioneer Natural Resources Co.	3,891,047	918,248,182
		$2,858,501,400
Food & Beverages – 3.0%
Archer Daniels Midland Co.	2,361,396	$230,236,110
Nestle S.A.	7,613,494	905,999,655
PepsiCo, Inc.	3,831,917	710,858,923
		$1,847,094,688
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	4,056,807	$670,793,037
Health Maintenance Organizations – 2.9%
Cigna Corp.	5,419,037	$1,782,267,079
Insurance – 10.8%
Aon PLC	4,709,538	$1,451,856,375
Chubb Ltd.	6,364,150	1,397,503,698
Marsh & McLennan Cos., Inc.	8,227,367	1,424,815,417
Progressive Corp.	10,624,458	1,404,022,125
Travelers Cos., Inc.	4,919,517	933,773,522
		$6,611,971,137
Machinery & Tools – 4.6%
Eaton Corp. PLC	5,265,344	$860,620,477
Illinois Tool Works, Inc.	4,442,627	1,010,564,364
PACCAR, Inc.	2,933,658	310,703,719
Trane Technologies PLC	3,770,449	672,723,510
		$2,854,612,070
Major Banks – 7.4%
Goldman Sachs Group, Inc.	937,315	$361,944,187
JPMorgan Chase & Co.	16,821,961	2,324,458,571
Morgan Stanley	12,678,402	1,179,978,874
PNC Financial Services Group, Inc.	4,038,256	679,476,955
		$4,545,858,587
Medical & Health Technology & Services – 1.5%
McKesson Corp.	2,466,169	$941,287,384
Medical Equipment – 6.3%
Abbott Laboratories	8,098,918	$871,281,599
Boston Scientific Corp. (a)	15,139,168	685,350,135
Danaher Corp.	1,839,454	502,925,118
Medtronic PLC	7,833,923	619,193,274
Thermo Fisher Scientific, Inc.	2,119,392	1,187,325,786
		$3,866,075,912
Other Banks & Diversified Financials – 2.7%
American Express Co.	5,845,457	$921,185,569
Moody's Corp.	1,415,635	422,241,451
Truist Financial Corp.	7,295,469	341,500,904
		$1,684,927,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 7.7%
Johnson & Johnson	10,407,065	$1,852,457,570
Merck & Co., Inc.	10,434,878	1,149,088,765
Pfizer, Inc.	29,855,411	1,496,651,753
Roche Holding AG	678,866	220,824,259
		$4,719,022,347
Railroad & Shipping – 2.4%
Canadian National Railway Co.	3,051,953	$391,962,324
Union Pacific Corp.	5,013,510	1,090,087,479
		$1,482,049,803
Real Estate – 1.2%
Prologis, Inc., REIT	4,031,079	$474,820,796
Public Storage, Inc., REIT	788,870	235,051,705
		$709,872,501
Specialty Chemicals – 1.4%
DuPont de Nemours, Inc.	12,029,941	$848,231,140
Specialty Stores – 3.2%
Lowe's Cos., Inc.	5,678,384	$1,206,940,519
Target Corp.	4,434,623	740,892,465
		$1,947,832,984
Utilities - Electric Power – 6.1%
American Electric Power Co., Inc.	3,718,852	$359,984,873
Dominion Energy, Inc.	13,213,562	807,480,774
Duke Energy Corp.	11,842,604	1,183,431,418
Southern Co.	15,290,602	1,034,256,319
Xcel Energy, Inc.	5,294,859	371,804,999
		$3,756,958,383
Total Common Stocks		$60,894,598,418
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.67% (v)	370,648,572	$370,648,572

Other Assets, Less Liabilities – 0.2%		94,032,100
Net Assets – 100.0%		$61,359,279,090
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $370,648,572 and $60,894,598,418, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$58,236,409,215	$—	$—	$58,236,409,215
United Kingdom	—	1,139,402,965	—	1,139,402,965
Switzerland	220,824,259	905,999,655	—	1,126,823,914
Canada	391,962,324	—	—	391,962,324
Mutual Funds	370,648,572	—	—	370,648,572
Total	$59,219,844,370	$2,045,402,620	$—	$61,265,246,990
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$210,070,654	$1,683,161,513	$1,522,527,654	$4,311	$(60,252)	$370,648,572
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,257,641	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.